YYEM PURCHASE AGREEMENT (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 18, 2024	Mar. 15, 2024	Mar. 14, 2024	Apr. 30, 2024	Jul. 31, 2023	Apr. 30, 2023
Value of issued and outstanding ordinary shares		$ 220,265	$ 220,265		$ 10	$ 4,195,000
Investment, at cost				$ 16,500,000
Assets				21,622,624		7,107,572
Liabilities				12,022,810		$ 25,721,333
Separation agreement description	the Agreements provide that aggregate payments of (a) $4,500,000 shall be made to the Company in cash by YYEM and (b) $500,000 shall be made to NewCo (as defined under the header “The Separation Agreement”) in cash by YYEM, as follows: (i) $800,000 payable within two (2) business days of the date of the Agreements; (ii) $1,200,000 payable within three (3) business days of the Company changing its ticker symbol from “CNXA” to “YYAI,” or such other symbol as the parties may agree; (iii) $2,000,000 payable at the Closing and (iv) $500,000 to be paid within 30 days from the Closing Date and paid to NewCo. Out of the $4,500,000, the Company paid $2,142,857 to certain companies for arranging the Transactions.
Termination fee	$ 600,000
Pro Forma [Member] | Legacy Business [Member]
Assets				5,100,000
Liabilities				12,000,000.0
Share Exchange Agreement [Member]
Percentage of issued and outstanding ordinary shares	82.40%
Mr Hongyu Zhou [Member]
Percentage of issued and outstanding ordinary shares	70.00%
Value of issued and outstanding ordinary shares	$ 56,000,000
Yuanyu Enterprise Management Co Limited [Member]
Percentage of issued and outstanding ordinary shares	82.40%
Yuanyu Enterprise Management Co Limited [Member] | Pro Forma [Member] | Legacy Business [Member]
Sale of Stock, Consideration Received on Transaction				$ 16,500,000
Sale of Stock, Percentage of Ownership after Transaction				20.00%
Yuanyu Enterprise Management Co Limited [Member] | Share Purchase Agreement [Member]
Percentage of issued and outstanding ordinary shares	20.00%
Issued and outstanding ordinary shares	2,000
Shares consideration	$ 16,500,000
Investment, at cost				$ 16,500,000
Yuanyu Enterprise Management Co Limited [Member] | Share Exchange Agreement [Member]
Percentage of issued and outstanding ordinary shares	50.00%
Issued and outstanding ordinary shares	5,000
Shares consideration	$ 8,127,572